SCHEDULE OF CASH, CASH EQUIVALENTS AND RESTRICTED CASH (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash and Cash Equivalents [Abstract]
Cash and cash equivalent	$ 4,067,987	$ 6,903,499		$ 12,241,339
Restricted cash-current	2,500,000	2,500,000		2,064,130
Restricted cash-non current				1,766,700
Total Cash and cash equivalent and Restricted cash	$ 6,567,987	$ 9,403,499	$ 12,736,757	$ 16,072,169	$ 4,433,292	$ 2,196,366